Consolidated (Successor) / Combined (Predecessor) Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	5 Months Ended	9 Months Ended	8 Months Ended	12 Months Ended
	Sep. 30, 2013 Successor [Member]	Dec. 31, 2013 Successor [Member]	Sep. 30, 2014 Successor [Member]	Aug. 30, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Net Sales	$ 35,630	$ 150,066	$ 303,692	$ 252,248	$ 311,410	$ 252,111
Costs, expenses and other income:
Cost of goods sold	31,537	121,335	241,042	195,338	289,936	279,638
Selling and administrative:
Direct	6,200	14,953	23,358	19,338	27,194	23,844
Allocated from Lafarge				4,945	7,037	9,745
Total selling and administrative	6,200	14,953	23,358	24,283	34,231	33,589
Total costs and operating expenses	37,737	136,288	264,400	219,621	324,167	313,227
Operating income (loss)	(2,107) [1]	13,778	39,292	32,627	(12,757)	(61,116)
Other (expense) income, net	85	(21)	(5,461)	(191)	(87)	303
Interest (expense) income, net	(2,364)	(10,542)	(24,518)	(91)	(212)	(273)
Income (loss) before earnings (losses) on equity method investment and income tax	(4,386)	3,215	9,313	32,345	(13,056)	(61,086)
Earnings (losses) from equity method investment			(257)	(30)	(138)	228
Income (loss) before income tax	(4,386)	3,215	9,056	32,315	(13,194)	(60,858)
Income tax (expense) benefit	(254)	(1,110)	(3,526)	(130)	352	316
Net income (loss)	$ (4,640)	$ 2,105	$ 5,530	$ 32,185	$ (12,842)	$ (60,542)
Net income (loss) per share:
Basic	$ (0.14)	$ 0.07	$ 0.13
Diluted	$ (0.14)	$ 0.07	$ 0.13
Weighted average shares outstanding:
Basic	32,304,000	32,304,000	42,560,667
Diluted	32,304,000	32,304,000	42,568,885

[1]	Operating income for the period ended September 30, 2013 includes $2,075 of lease termination costs, $3,296 of acquisition closing costs, and inventory step-up impacting margin of $1,500.